Stock Transactions and Stock-Based Compensation (Narrative) (Details) shares in Thousands, $ in Millions		1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($) shares	Jul. 31, 2015 shares	Mar. 31, 2017 USD ($) shares	Apr. 01, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Jul. 02, 2016	Jul. 16, 2013 shares
Repurchase of common stock authorized, shares | shares									20,000
Stock repurchase program, remaining number of shares authorized to be repurchased, shares | shares	20,000		20,000		20,000
Total number of authorized shares to be issued under the 2007 Stock Incentive Plan, shares | shares					76,000
Maximum number of authorized shares grantable in any form other than stock options or stock appreciation rights, shares | shares					23,000
Common shares reserved for issuance under the 2007 Stock Incentive Plan, shares | shares	23,000		23,000		27,000
Separation conversion factor								1.32
Stock compensation expense			$ 33.6	$ 29.6	$ 129.8	$ 103.8	$ 84.7
Aggregate intrinsic value of options exercised					210.0	313.0	154.0
Cash receipts due to exercise of options					161.0	223.0	125.0
Adjustments to additional paid-in capital, income tax benefit from share-based compensation					$ 99.0	$ 147.0	82.0
Total number of shares withheld sufficient to fund minimum tax withholding requirements related to exercising of stock options and vesting of RSUs | shares					668	677
Total value of shares withheld sufficient to fund minimum tax withholding requirements related to exercising of stock options and vesting of RSUs					$ 48.0	$ 60.0
Tax benefit realized related to exercise of options			38.0
New accounting pronouncement, effect of adoption, compensation-stock compensation			26.0	14.0	$ 30.0	66.0
RSUs/PSUs:
Vesting period of shares (in years)					5 years
Stock compensation expense			21.6	19.9	$ 85.9	69.7	52.1
Total unrecognized compensation cost	$ 208.0		208.0		$ 132.0
Weighted average period for cost to be recognized (in years)	3 years				2 years
Adjustments to additional paid-in capital, income tax benefit from share-based compensation					$ 38.0	$ 46.0	36.0
Percentage of awards granted					25.00%	25.00%
PSUs
Vesting period of shares (in years)						3 years
Share-based compensation arrangement by share-based payment award, additional holding period						2 years
Percentage of awards granted					25.00%	25.00%
Stock options
Vesting period of shares (in years)					5 years
Stock option term (in years)					10 years
Stock compensation expense			12.0	$ 9.7	$ 43.9	$ 34.1	32.6
Total unrecognized compensation cost	$ 159.0		$ 159.0		$ 113.0
Weighted average period for cost to be recognized (in years)	3 years				3 years
Adjustments to additional paid-in capital, income tax benefit from share-based compensation					$ 61.0	$ 101.0	46.0
Percentage of awards granted					50.00%	50.00%
Communications business | Discontinued operations
Shares held as Treasury shares | shares		26,000
Stock compensation expense							$ 6.0
Communications business | Discontinued operations | Stock options
Expiration period after vesting date						90 days
Pall Corporation
Total number of authorized shares to be issued under the 2007 Stock Incentive Plan, shares | shares					6,000